Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash Flows From Operating Activities
Net loss	$ (11,984,505)	$ (6,761,174)	$ (9,233,183)	$ (12,259,526)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	177,516	202,641	266,554	365,568
Inventory reserve	9,616	(68,496)	70,004	(56,004)
Stock-based compensation	1,506,586	683,396	952,521	252,134
Non-cash interest expense related to convertible debt, credit facility and other financing activities	1,428,324	1,302,136	2,066,287	2,159,234
Change in fair value of warrant liabilities	200,994	(593,365)	(782,112)	(454,389)
Increase/(decrease) in cash resulting from changes in:
Accounts receivable	(3,245)	(41,599)	9,685	(13,634)
Inventory	(46,201)	(97,342)	38,464	(117,287)
Prepaid expenses and other current assets	(528,988)	(25,255)	(37,691)	77,654
Other non-current assets	(28,894)	269,083	268,583
Accounts payable	(992,399)	(120,781)	(175,280)	354,553
Accrued liabilities	(1,172,611)	271,470	233,852	730,836
Non-current interest payable	33,905
Deferred rent	33,238	(34,749)	259,961	241,837
Net cash used in operating activities	(11,385,896)	(4,877,043)	(6,202,363)	(8,607,016)
Cash Flows From Investing Activities
Purchases of fixed assets	(201,835)	(711)	(711)	(8,046)
Net cash used in investing activities	(201,835)	(711)	(711)	(8,046)
Cash Flows From Financing Activities
Proceeds from exercise of stock options		395	20,105
Payments for repurchase of shares		(4,111)	(4,111)
Principal payments on equipment financing	(9,300)
Net proceeds from issuance of common stock	17,390,240
Payments on supplier and other third party financings	(163,411)	(61,874)	(154,998)	(164,974)
Payments on line of credit	(2,346,000)
Proceeds from borrowings on line of credit	365,000	1,490,996	1,981,000
Proceeds from issuance of notes payable				5,960,000
Proceeds from issuance of convertible notes and warrants	175,000	3,570,000	4,245,000	2,570,000
Net proceeds from borrowings on credit facility and warrants	4,926,896
Net cash provided by financing activities	20,338,425	4,995,406	6,086,996	8,365,026
Net increase/(decrease) in Cash and Cash Equivalents	8,750,694	117,652	(116,078)	(250,036)
Cash and Cash Equivalents at Beginning of Period	69,178	185,256	185,256	435,292
Cash and Cash Equivalents at End of Period	8,819,872	302,908	69,178	185,256
Cash paid during the period for:
Interest	298,381		3,777	28,276
Taxes	$ 800	$ 800	$ 800	$ 800